Concentration (Details) - Schedule of Total Accounts Receivable	6 Months Ended
	Jun. 30, 2024 CNY (¥)		Jun. 30, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Jun. 30, 2023 CNY (¥)
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 5,100,276		$ 715,647		¥ 7,025,390
Concentration risk percentage	10.80%		10.80%		17.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]			¥ 18,347,072
Concentration risk percentage		[1]		[1]			10.80%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 8,077,588		$ 1,133,410			[1]
Concentration risk percentage	17.20%		17.20%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]			¥ 18,481,371
Concentration risk percentage		[1]		[1]			10.90%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 27,351,614		$ 3,837,853					[1]
Concentration risk percentage	10.11%		10.11%					[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Cargo Link Logistics HK Company Limited [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 17,024,215		$ 2,388,760		¥ 6,248,193
Concentration risk percentage	28.90%		28.90%		13.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 9,302,019
Concentration risk percentage		[1]		[1]	20.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 8,063,592		$ 1,131,446		¥ 6,801,207
Concentration risk percentage	13.70%		13.70%		14.60%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Cargo Link Logistics HK Company Limited [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 31,986,207		$ 4,488,158				¥ 34,006,130
Concentration risk percentage	11.70%		11.70%				19.90%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier A [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 57,953,487		$ 8,131,768					[1]
Concentration risk percentage	21.20%		21.20%					[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]			¥ 27,936,781
Concentration risk percentage		[1]		[1]			16.30%

[1]	Represented the percentage below 10%